Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SCIENJOY HOLDING CORPORATION
Entity Central Index Key	0001753673
Entity File Number	001-38799
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3, No. 99 Wangzhou Rd
Entity Address, Address Line Two	Liangzhu St
Entity Address, Address Line Three	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311113
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary shares, no par value
Trading Symbol	SJ
Security Exchange Name	NASDAQ
Class A ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	39,537,710
Class B ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,925,058
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Xiaowu He
Contact Personnel Email Address	xiaowu.he@scienjoy.com
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3, No. 99 Wangzhou Rd
Entity Address, Address Line Two	Liangzhu St
Entity Address, Address Line Three	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311113
Entity Phone Fax Numbers [Line Items]
City Area Code	(86)
Local Phone Number	0571 8858 6668